Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 12,592	¥ 15,750
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,844	1,173
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	9,008	13,125
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 1,740	¥ 1,452